(37) CONDENSED UNCONSOLIDATED FINANCIAL INFORMATION (Tables)	12 Months Ended
Dec. 31, 2017
Condensed Unconsolidated Financial Information Tables
Schedule of condensed unconsolidated financial information
ASSETS	December 31, 2017	December 31, 2016
Cash and cash equivalents	6,581	64,973
Dividends and interest on capital	204,807	642,978
Other receivables	63,993	83,065
Total current assets	275,382	791,016
Deferred tax assets	145,779	171,073
Investments	8,557,673	7,866,100
Other receivables	484,814	80,775
Total noncurrent assets	9,188,266	8,117,948
Total assets	9,463,648	8,908,964

LIABILITIES	December 31, 2017	December 31, 2016
Debentures	1,938	15,334
Dividends and interest on capital	281,919	218,630
Other payables	19,955	21,791
Total current liabilities	303,812	255,755
Debentures	184,388	612,251
Provision for tax, civil and labor risks	600	1,008
Allowance for equity investment losses	-	19,302
Other payables	13,320	50,628
Total noncurrent liabilities	198,308	683,185
Equity	8,961,528	7,970,021
Total liabilities and equity	9,463,648	8,908,964

	2017	2016	2015
Net operating revenue	1	1,713	1,157
General and administrative expenses	(42,771)	(50,860)	(29,911)
Income from electric energy service	(42,770)	(49,147)	(28,754)
Equity interests in subsidiaries, associates and joint ventures	1,349,766	922,362	926,951
Finance income (expenses)	(56,471)	17,183	(22,948)
Profit before taxes	1,250,525	890,398	875,250
Social contribution and income tax	(70,775)	10,487	(10,309)
Profit for the year	1,179,750	900,885	864,940

	2017	2016	2015
Profit for the year	1,179,750	900,885	864,940
Items that will not be reclassified subsequently to profit and loss
Equity in comprehensive income of subsidiaries	96,000	(394,175)	65,547
Total comprehensive income for the year	1,275,750	506,709	930,488

	2017	2016	2015
OPERATING CASH FLOW
Profit before taxes	1,250,525	890,398	875,250
ADJUSTMENT TO RECONCILE PROFIT TO CASH FROM OPERATING ACTIVITIES
Depreciation and amortization	217	193	170
Provision for tax, civil and labor risks	61	425	1,497
Interest on debts, inflation adjustment and exchange rate changes	61,520	42,395	94,588
Equity interests in subsidiaries, associates and joint ventures	(1,349,766)	(922,362)	(926,951)
	(37,443)	11,049	44,553
DECREASE (INCREASE) IN OPERATING ASSETS AND LIABILITIES
Dividends and interest on capital received	1,172,336	1,606,073	627,014
Taxes recoverable	65,182	3,261	(12,350)
Other operating assets and liabilities	(19,043)	8,459	(2,526)
CASH FLOWS PROVIDED BY OPERATIONS	1,181,032	1,628,842	656,691
Interest paid on debts and debentures	(71,844)	(45,470)	(36,858)
Income tax and social contribution paid	(47,438)	(27,117)	(2,172)
NET CASH FROM OPERATING ACTIVITIES	1,061,750	1,556,255	617,661

INVESTING ACTIVITIES
Capital increase in investees	(9,400)	-	(490,010)
Advance for future capital increases	(383,340)	(1,384,520)	(52,680)
Other investing activities	(72,435)	(42,178)	10,298
NET CASH USED IN INVESTING ACTIVITIES	(465,175)	(1,426,698)	(532,392)

FINANCING ACTIVITIES
Borrowings and debentures raised	-	609,060	829,997
Repayment of principal of borrowings and debentures	(434,000)	(888,408)	(1,290,000)
Repayment of derivatives	-	(4,711)	-
Dividends and interest on capital paid	(220,966)	(204,717)	(850)
NET CASH GENERATED BY (USED IN) FINANCING ACTIVITIES	(654,966)	(488,776)	(460,853)
NET INCREASE IN CASH AND CASH EQUIVALENTS	(58,390)	(359,219)	(375,584)
CASH AND CASH EQUIVALENTS AT THE BEGINNING OF THE YEAR	64,973	424,192	799,775
CASH AND CASH EQUIVALENTS AT THE END OF THE YEAR	6,581	64,973	424,192

Schedule of cash and cash equivalents
	December 31, 2017	December 31, 2016
Bank balances	508	426
Investment funds	6,073	64,548
Total	6,581	64,973

Schedule of dividends and interest on equity
	Dividend		Interest on own capital		Total
Subsidiary	December 31, 2017	December 31, 2016	December 31, 2017	December 31, 2016	December 31, 2017	December 31, 2016
CPFL Paulista	49,798	-			49,798	-
CPFL Piratininga	-	72,080	-	-	-	72,080
CPFL Sul Paulista (*)	-	8,641	-	1,986	-	10,627
Companhia Jaguari de Energia (CPFL Santa Cruz)	24,918	6,115	13,960	-	38,878	6,115
RGE	50,319	24,672	-	-	50,319	24,672
CPFL Geração	-	396,086	-	-	-	396,086
CPFL Centrais Geradoras	17	-	-		17	-
CPFL Jaguari Geração	-	1,664	-	-	-	1,664
CPFL Brasil	20,748	86,020	2,361	1,650	23,109	87,671
CPFL Planalto	888	-	-	-	888	-
CPFL Atende	1,003	1,953	620	554	1,623	2,507
Nect	4,348	5,600	-	-	4,348	5,600
CPFL Eficiência Energética	12,195	9,565	17,404	16,325	29,599	25,891
AUTHI	6,228	10,064	-	-	6,228	10,064
	170,461	622,459	34,344	20,516	204,807	642,978

Schedule of other receivables
	Current		Noncurrent
	Dec 31, 2017	Dec 31, 2016	Dec 31, 2017	Dec 31, 2016
Advances - Fundação CESP	7,851	7,533	6,797	-
Advances to suppliers	31,981	15,787	-	-
Pledges, funds and restricted deposits	159,291	106,925	621,489	533,719
Orders in progress	167,197	203,344	5,062	-
Services rendered to third parties	8,530	9,385	-	-
Energy pre-purchase agreements	-	-	26,260	27,302
Collection agreements	661	1,273	-	-
Prepaid expenses	80,599	65,668	20,042	20,942
GSF Insurance Premium	19,629	12,722	17,359	28,935
Receivables - CDE	242,906	213,552	-	-
Advances to employees	19,658	15,940	-	-
Arrendamentos	15,684	19,281	45,290	50,541
Others	175,889	153,764	97,893	104,815
(-) Allowance for doubtful debts (note 6)	(29,379)	(27,992)	-	-
Total	900,498	797,181	840,192	766,253

Schedule of deferred tax assets
	December 31, 2017	December 31, 2016
Social contribution credit (debit)
Tax losses carryforwards	38,216	42,841
Temporarily nondeductible differences	(408)	1,125
Subtotal	37,808	43,966

Income tax credit (debit)
Tax losses carryforwards	109,103	123,980
Temporarily nondeductible differences	(1,132)	3,126
Subtotal	107,971	127,106

Total	145,779	171,073

Schedule of investments in subsidiaries
	Number of shares (thousand)	December 31, 2017	December 31, 2016	2017	2016	2015
Investment		Equity interest		Share of profit (loss) of investees
CPFL Paulista	880,653	1,370,403	1,063,400	280,354	255,329	298,203
CPFL Piratininga	53,096,770	461,059	355,755	152,080	68,114	211,637
CPFL Santa Cruz	-	-	140,520	23,447	23,797	12,424
CPFL Leste Paulista	-	-	52,853	9,589	10,731	13,556
CPFL Sul Paulista	-	-	58,895	10,545	8,455	16,201
CPFL Jaguari	359,058	340,463	30,255	11,720	7,988	4,852
CPFL Mococa	-	-	33,824	6,999	9,198	6,679
RGE	1,019,790	1,680,334	1,614,320	117,700	102,647	145,804
RGE Sul	527,266	1,228,317	-	57,305	-	-
CPFL Geração	205,492,020	2,354,115	2,158,384	594,026	401,148	240,520
CPFL Jaguari Geração (*)	40,108	50,970	45,099	15,709	6,655	6,670
CPFL Brasil	3,000	96,093	109,054	94,455	104,235	81,929
CPFL Planalto (*)	630	3,293	2,101	3,550	2,476	1,830
CPFL Serviços	1,577,706	105,105	97,968	(12,863)	(8,175)	(17,952)
CPFL Atende (*)	13,991	19,338	17,150	7,128	5,833	7,776
Nect (*)	2,059	15,515	10,295	17,392	13,424	18,155
CPFL Total (*)	9,005	20,624	27,570	20,865	12,817	5,836
CPFL Jaguariúna (*)	-	-	1,256,161	(8,360)	(35,498)	(167)
CPFL Telecom	86,420	2,018	(19,302)	(14,021)	(33,333)	(60,718)
CPFL Centrais Geradoras (*)	16,128	16,177	15,459	735	(958)	4,740
CPFL Eficiência Energética	48,164	55,252	61,543	(2,582)	5,926	35,194
Authi (*)	10	18,694	16,810	24,912	24,264	2,537
Subtotal - By subsidiary's equity		7,837,770	7,148,112	1,410,685	985,074	1,035,703
Amortization of fair value adjustments of assets		-	-	(60,918)	(62,713)	(108,754)
Total		7,837,770	7,148,112	1,349,766	922,362	926,950

Investment		7,804,429	5,811,894
Advances for future capital increases		33,340	1,355,520
Allowance for equity investment losses		-	(19,302)

(*) number of quotas

Schedule of dividends received
	2017	2016	2015
CPFL Paulista	2,228	948,624	425,400
CPFL Piratininga	112,638	267,647	-
CPFL Santa Cruz	8,427	40,009	-
CPFL Leste Paulista	4,449	9,242	-
CPFL Jaguari	-	1,291	806
CPFL Mococa	-	7,991	-
RGE	24,672	172,432	113,012
CPFL Geração	779,533	110,532	-
CPFL Brasil	166,695	1,601	52,599
CPFL Jaguari Geração	11,061	4,288	998
CPFL Planalto	1,471	2,835	1,002
CPFL Serviços	-	-	7,683
CPFL Atende	5,666	3,382	7,899
CPFL Total	17,810	10,767	4,734
Nect	13,424	18,155	10,780
CPFL Centrais Geradoras	-	4,740	1,720
CPFL Eficiência Energética	-	-	380
Authi	24,264	2,537	-
TOTAL	1,172,336	1,606,073	627,014

Schedule of debentures
		December 31, 2017			December 31, 2016
		Current and noncurrent interest	Noncurrent principal	Total	Current and noncurrent interest	Noncurrent principal	Total
5th Issue	Single series	2,817	186,000	188,817	18,069	620,000	638,069